INVESTMENTS	12 Months Ended
Dec. 31, 2021
INVESTMENTS.
INVESTMENTS

12)  INVESTMENTS

a)  Accounting policy

The consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ends when the Company ceases to exercise said control. Assets, liabilities and results of a subsidiary acquired or sold during the year are included in the consolidated financial statements from the date on which the Company obtains control until the date on which the Company ceases to exercise control over the subsidiary.

Joint control is the contractually agreed sharing of a control, only existing when decisions about relevant activities call for unanimous agreement by the parties sharing control.

Control is obtained when the Company is exposed or has the right to variable returns based on its involvement with the investee and has the capacity of affecting those returns through the power exercised over an investee.

Based on the equity method, investments are recorded in balance sheets at cost plus changes after the acquisition of the equity interest. The statement of income reflects the portion of the results of operations of the investees.

When changes are directly recognized in the investees' equity, the Company will recognize its portion in variations occurred, and record these variations in the statements of changes in equity and in the statements of comprehensive income, where applicable.

The financial statements of investees are prepared for the same reporting period of the Company. Whenever necessary, adjustments are made so that the accounting policies are in accordance with those adopted by the Company.

After the equity method is applied, the Company determines whether there is any need to recognize additional impairment of its investment in investees. At each closing date, the Company determines whether there is objective evidence of impairment of investment in the affiliate. If so, the Company calculates the recoverable amount as the difference between the recoverable value of the investees and their carrying amount and recognizes the amount in the statement of incomes.

When there is loss of significant influence over the investees, the Company evaluates and recognizes the investment, at that moment, at fair value. Any difference between the investees’ carrying amount by the time it loses significant influence and the fair value of the remaining investment and revenue from sale is recognized in the statement of incomes.

Foreign exchange variations in Aliança’s equity (jointly controlled entity) are recognized in the Company’s equity in other comprehensive income (“Effects on conversion of investments abroad”, Note 24.e).

b)  Information on investees

On December 31, 2021 and 2020, the Company holds direct equity interests in subsidiaries and joint ventures. Selected information on the Company's investees is as follows:

		Equity interests
Investees	Type of investment	12.31.21	12.31.20
Terra Networks Brasil Ltda (“Terra Networks”)	Subsidiary	100.00%	100.00%
Telefônica Transportes e Logística Ltda (“TGLog”)	Subsidiary	100.00%	99.99%
POP Internet Ltda (“POP”)	Subsidiary	100.00%	99.99%
Vivo Money Credit Rights Investment Fund (“Vivo Money”)	Subsidiary	100.00%	100.00%
Telefônica Cloud e Tecnologia do Brasil S.A. (“CloudCo Brasil”)	Subsidiary	50.01%	—
Telefônica IoT, Big Data e Tecnologia do Brasil S.A. (“IoTCo Brasil”)	Subsidiary	50.01%	—
Aliança Atlântica Holding B.V. (“Aliança”)	Joint venture	50.00%	50.00%
Companhia AIX de Participações (“AIX”)	Joint venture	50.00%	50.00%
Companhia ACT de Participações (“ACT”)	Joint venture	50.00%	50.00%
FiBrasil Infraestrutura e Fibra Ótica S.A. (“FiBrasil”)	Joint venture	25.00%	—

Terra Networks: The Company’s direct subsidiary, with headquarters in Brazil, with the main activities being the development, production, installation and maintenance of computer systems; consultancy, operational assistance, training; commercialization of products, computer systems, software licenses and applications; import and export of services, licenses, products and computer systems; cession of space for insertion of advertising or advertising material in general; provision of internet access; services and activities related to product distribution and electronic commerce; commercialization, distribution, licensing of digital content; development and availability of portals and content pages on the internet, among others.

Terra Networks is the direct controller of TIS (Note 1 c), a company headquartered in Brazil, whose main activities are the exploration and provision of services and technology, information security systems, technical support and other services related to the infrastructure, technology and information, among others.

TGLog: The Company's direct subsidiary, with its head office in Brazil, whose main activities are the provision of services in the activity of multimodal transportation of products in general; logistics activities; administration and operation of general and customs warehouses throughout the national territory; rental of equipment and storage of goods from third parties, among others.

POP: The Company's direct subsidiary, with headquarters in Brazil, whose main activities are the development of activities related to information technology, internet and any other networks; provision of hosting services and the commercial exploitation of websites and portals; handling, making available and storing information and data; trade in software, hardware, among others.

POP is the direct controller of Recicla V Comércio e Reciclagem de Sucatas e Metais Ltda. (“Recicla V”, formerly Innoweb Ltda), headquartered in Brazil, whose main activities are the purchase and sale of scrap copper, aluminum, lead, iron and other materials; the sale of pure copper (produced from industrial processes that segregate copper from other materials that make up the scrap of cables and/or telephone wires); the purchase and sale of new materials for metallic and optical cables, miscellaneous installation of telecommunications and electronics equipment and/or accessories, among others

Vivo Money: The Company’s direct and wholly owned subsidiary, with headquarters in Brazil. It is a FIDC structured by the Company, for the acquisition of eligible credit rights and other financial assets originating from credit operations carried out electronically by the Company’s customers, within the scope of the Vivo Money program, exclusively through the electronic platform provided by the Company.

CloudCo Brasil: Direct subsidiary of the Company, headquartered in Brazil, whose main activities are the exploration of integrated solutions, planning, management, consulting, outsourcing; management and provision of repair, maintenance, technical assistance and technical support services in network, IT and information and communication technology (“TIC”), among others.

IoTCo Brasil: Direct subsidiary of the Company, headquartered in Brazil, its main activities are the exploration of integrated solutions, management, research, technological development, consulting, project design, outsourcing and provision of services related to the internet of things, TIC, innovation and Big Data, Artificial Intelligence and Blockchain; the exploration of marketing and advertising services and consulting; management and provision of repair, installation, configuration, maintenance, technical assistance and IT technical support services; import, export and lease of machinery, equipment, materials and other goods and services necessary or useful for the exploration of its activities; development, licensing and sublicensing of software or applications of any nature (own or third parties); provision of logical security monitoring, administration and management services, among others.

Aliança: Joint venture, headquartered in Amsterdam, Netherlands, with 50% interest held by the Company, whose main activity is the acquisition and management of subsidiaries, and holding interest in companies of the telecommunications industry.

AIX: Joint venture, headquartered in Brazil, with 50% interest held by the Company, with the main activity in holding interest in Consórcio Refibra, and in performing activities related to the direct and indirect operation of activities associated with the construction, completion and operation of underground networks for optical fiber ducts.

ACT: Joint venture, headquartered in Brazil, with 50% interest held by the Company, with the main activity in holding interest in Consórcio Refibra, and in performing activities related to the rendering of technical support services for the preparation of projects and completion of networks, by means of studies required to make them economically feasible, and monitor the progress of Consortium-related activities.

FiBrasil: Joint venture, headquartered in Brazil, with a 25% interest in the Company, whose main activity is the exploration of telecommunications services including the provision of optical fiber neutral network infrastructure on a wholesale basis; import, export, commercialization, lending and leasing of machinery, equipment, materials and other goods and services necessary or useful for the exploration of the activities; provision of consultancy services related to the activities carried out; provision of project preparation, implementation and installation services; management and provision of engineering services and execution of civil construction and related works, necessary for the execution of projects, among others.

We present below a summary of the relevant financial data of the direct investees in which the Company has an interest.

Balance sheets

	12.31.21				12.31.20
	FiBrasil	ACT	AIX	Aliança	ACT	AIX	Aliança
Equity interest	25.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%

Summary of balance sheets:
Current assets	834,779	46	38,746	274,362	33	31,263	270,222
Non-current assets	709,588	—	7,840	—	—	10,426	—
Total assets	1,544,367	46	46,586	274,362	33	41,689	270,222

Current liabilities	195,460	8	7,443	410	5	6,272	267
Non-current liabilities	674,929	—	20,429	—	—	18,090	—
Equity	673,978	38	18,714	273,952	28	17,327	269,955
Total liabilities and equity	1,544,367	46	46,586	274,362	33	41,689	270,222

Statements of Income

	2021				2020			2019
	FiBrasil	ACT	AIX	Aliança	ACT	AIX	Aliança	ACT	AIX	Aliança
Net operating income	55,385	104	55,872	—	104	45,789	—	95	45,472	—
Operating costs and income (expenses)	(90,193)	(92)	(53,881)	6,363	(91)	(45,758)	1,254	(92)	(43,926)	(307)
Financial income (expenses), net	(9,118)	—	146	6	—	673	35	—	992	38
Income and social contribution taxes	11,462	(2)	(750)	—	(1)	(537)	—	(1)	(767)	—
Net income (loss) for the period	(32,464)	10	1,387	6,369	12	167	1,289	2	1,771	(269)

c)  Changes in investments

					Other	Total
	FiBrasil	ACT	AIX	Aliança	investments	investments
Balance on 12.31.19	—	9	8,580	95,324	338	104,251
Equity	—	5	84	645	—	734
Other comprehensive income	—	—	—	39,008	440	39,448
Balance on 12.31.20	—	14	8,664	134,977	778	144,433
Equity (Statements of Income)	(8,116)	5	693	3,185	—	(4,233)
Equity - Remeasurement of equity interest (Note 1.c)	80,400	—	—	—	—	80,400
Equity - Fair value of the remeasurement of equity interest (Note 1.c)	41,095	—	—	—	—	41,095
Capital contribution - property, plant and equipment and intangible assets (Notes 1.c., 13 and 14)	229,961	—	—	—	—	229,961
Write-off due to sale of investments (Note 1.c)	(134,144)	—	—	—	—	(134,144)
Equity transactions	2,182	—	—	—	—	2,182
Result of subsidiary FiBrasil before disposal	(1,789)	—	—	—	—	(1,789)
Other comprehensive income	—	—	—	(1,186)	(429)	(1,615)
Balance on 12.31.21	209,589	19	9,357	136,976	349	356,290